Consolidated Statements of Changes in Equity kr in Millions, $ in Millions		USD ($)		DKK (kr)	Share capital USD ($)		Share premium USD ($)		Translation reserves USD ($)		Retained earnings USD ($)
Balance at beginning of period at Dec. 31, 2022	[1]	$ 3,915.0			$ 10.0		$ 1,921.0		$ (141.0)		$ 2,125.0
Comprehensive income [abstract]
Net profit		631.0		kr 4,352.0							631.0
Other comprehensive income		139.0							139.0
Total comprehensive income		770.0	[2]	4,314.0					139.0		631.0
Transactions with owners:
Exercise of warrants		21.0					21.0
Purchase of treasury shares		(81.0)									(81.0)
Share-based compensation expenses		85.0									85.0
Withholding taxes on behalf of employees on net settled RSUs		(15.0)									(15.0)
Tax on items recognized directly in equity		(8.0)									(8.0)
Balance at end of period at Dec. 31, 2023		4,687.0	[1],[3]	31,610.0	10.0	[1]	1,942.0	[1]	(2.0)	[1]	2,737.0	[1]
Comprehensive income [abstract]
Net profit		1,133.0	[2]	7,844.0							1,133.0
Other comprehensive income		(224.0)							(224.0)
Total comprehensive income		909.0	[2]	8,274.0					(224.0)		1,133.0
Transactions with owners:
Exercise of warrants		19.0					19.0
Purchase of treasury shares		(560.0)									(560.0)
Share-based compensation expenses		105.0									105.0
Withholding taxes on behalf of employees on net settled RSUs		(16.0)									(16.0)
Tax on items recognized directly in equity		(7.0)									(7.0)
Balance at end of period at Dec. 31, 2024		5,137.0	[3]	36,697.0	10.0	[1]	1,961.0	[1]	(226.0)	[1]	3,392.0	[1]
Comprehensive income [abstract]
Net profit		963.0									963.0
Other comprehensive income		45.0							45.0
Total comprehensive income		1,008.0							45.0		963.0
Transactions with owners:
Exercise of warrants		23.0					23.0
Purchase of treasury shares		(430.0)									(430.0)
Share-based compensation expenses		124.0									124.0
Withholding taxes on behalf of employees on net settled RSUs		(18.0)									(18.0)
Share Reduction		0.0		kr (2.0)			(64.0)				64.0
Tax on items recognized directly in equity		3.0									3.0
Balance at end of period at Dec. 31, 2025		$ 5,847.0			$ 10.0		$ 1,920.0		$ (181.0)		$ 4,098.0

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 and Note 1.4 for more information.

[2]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented. Refer to Note 1.1 and Note 1.4, respectively, for more information.

[3]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.